SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of Tarena International, its wholly-owned subsidiaries, VIEs in which Tarena International is the primary beneficiary and their wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimated selling price of deliverables in multiple element arrangements, the fair values of share-based compensation awards and available-for-sale investments, the collectability of accounts receivable, the realizability of deferred income tax assets, the accruals for tax uncertainties and other contingencies, the recoverability of the carrying amounts of property and equipment and the useful lives of property and equipment. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign currency
(c)	Foreign currency

In 2016, the Company changed its reporting currency from United States Dollars (“USD”) to Chinese Renminbi (“RMB”). Prior years’ comparative financial information have been recasted as if the Company always used RMB as its reporting currency.

The functional currency of Tarena International and Tarena Hong Kong Limited (“Tarena HK”) is the USD. The functional currency of Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs is the RMB. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange gains (losses) in the consolidated statements of comprehensive income.

Assets and liabilities of entities with functional currencies other than RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the reporting period. The resulting foreign currency translation adjustment are recorded in accumulated other comprehensive income (loss) within shareholders’ equity (deficit).

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Cash, cash equivalents, time deposits and restricted time deposits
(d)	Cash, cash equivalents , time deposits and restricted time deposits

Cash consist of cash on hand and cash in bank, which are unrestricted as to withdrawal. Cash equivalents consist of interest-bearing certificates of deposit with initial term of no more than three months when purchased.

Time deposits, which mature within one year as of the balance sheet date, represent interest-bearing certificates of deposit with an initial term of greater than three months when purchased. Time deposits which mature over one year as of the balance sheet date are included in non-current assets.

Time deposits that were pledged as collateral for line of credit with a financial institution in the U.S. with an initial term of greater than three months when purchased as of December 31, 2015 were reported as restricted time deposits.

Cash, time deposits and restricted time deposits maintained at banks consist of the following:

	December 31,
	2015	2016
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	627,148	867,811
US dollar denominated bank deposits with a financial institutions in the PRC	52,680	152,792
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	645	3,535
HK dollar denominated bank deposits with a financial institution in HK SAR	99	1
RMB denominated bank deposits with a financial institution in HK SAR	3	3
RMB denominated bank deposits with financial institutions in the U.S.	547,388	-
US dollar denominated bank deposits with financial institutions in the U.S.	55	261,913

To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits only with large financial institutions in the PRC, HK SAR and the U.S. with acceptable credit rating.

Short-term investment
(e)	Short-term investment

During the years ended December 31, 2014, 2015 and 2016, the Company invested RMB622,800, RMB945,000 and RMB1,937,000, respectively, in financial products managed by three financial institutions in the PRC. The terms of the financial products range between 5 days and 91 days. The financial products matured before December 31, 2014, 2015 and 2016, respectively. The Company earned investment income of RMB4,652, RMB5,961 and RMB12,676, respectively on the financial products, which was included in other income in the consolidated statements of comprehensive income for the years ended December 31, 2014, 2015 and 2016.

Accounts receivable
(f)	Accounts receivable

Accounts receivable primarily represent tuition fees due from students. Accounts receivable which are due over one year as of the balance sheet date are presented as non-current assets. The unearned interest on accounts receivable which are due over one year is reported in the consolidated balance sheets as a direct deduction from the principal amount of accounts receivable. See note 2(j). The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Accounts receivable is considered past due based on its contractual terms. In establishing the allowance, management considers historical losses, the students’ financial condition, the amount of accounts receivables in dispute, the accounts receivables aging and the students’ payment patterns. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Company estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Company takes a write off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted.

Property and equipment
(g)	Property and equipment

Property and equipment are recorded at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets. The estimated useful life of property and equipment is as follows:

Office buildings	45 years
Furniture	5 years
Office equipment	3 to 4 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for any of the years presented.

Goodwill
(h)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

ASC 350-20, Goodwill, permits the Company to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test, using a two-step approach. If this is the case, the two-step goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, the first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.

Long-term investments
(i)	Long-term investments

The Company’s long-term investments consist of cost method investments, equity method investment and available-for-sale investment.

Cost method investments

Investments in entities in which the Company does not have an ability to exercise significant influence over the operating and financial matters of the investees and which do not have readily determinable fair value are accounted for using the cost method, under which the Company carries the investments at cost and recognizes as income for any dividend received from distribution of the investees’ earnings.

The fair value of a cost method investment is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. No events or circumstances indicating a potential impairment were identified as of or for the year ended December 31, 2015 and 2016. The Company determines that it is not practicable to estimate fair value of cost method investments as of December 31, 2015 and 2016, because the sales prices or bid-and-asked quotations of the equity interests of these entities are not currently available and the cost of obtaining an independent valuation appears excessive considering the materiality of the investments to the Company.

Equity method investment

Investment in entity in which the Company has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Under the equity method, the Company initially records its investment at cost, its share of the post-acquisition profits or losses of the investee is recognized in the Company’s consolidated statements of comprehensive income; and the Company’s share of post-acquisition movements in equity is recognized in equity in the Company’s consolidated balance sheets. Unrealized gains on transactions between the Company and an investee in which the Company has recorded an equity investment are eliminated to the extent of the Company’s interest in the investee. To the extent of the Company’s interest in the investment, unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Available-for-sale investment

For investment in debt security, the Company accounts for it as available-for-sale investment when it is not classified as either trading or held-to-maturity investments. Available-for-sale security is reported at fair value, with unrealized holding gains or losses, net of the related tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive income until realized. Realized gains or losses from the sale of available-for-sale investment are determined on a specific identification basis.

The Company’s consolidated statements of comprehensive income reflects the full impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Company intends to sell or would more-likely than-not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale investment that management has no intent to sell and believes that it more likely than-not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in accumulated other comprehensive income.

A decline in the market value of any available-for-sale investments below cost that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other-than-temporary, the Company considers all available information relevant to the collectibility of the financial product, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Revenue recognition
(j)	Revenue recognition

Revenue is recognized when all of the following conditions are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of business tax and value added taxes (“VAT”) at rates ranging between 3% and 6%, and surcharges. VAT and business tax collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Tuition fees

Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue. Certain qualified students are allowed to pay their tuition fees on installment for a period of time exceeding one year. When tuition services are sold on installment terms that exceeds one year beyond the point in time that revenue is recognized, the receivable, and therefore the revenue is recorded at the present value of the payments. The difference between the present value of the receivable and the nominal or principal value of the tuition fees is recognized as interest income over the contractual repayment period using the effective interest rate method. The interest rate used to determine the present value of total amount receivable is the rate at which the students can obtain financing of a similar nature from other sources at the date of the transaction.

The Company enters into arrangements with certain students that purchase multiple services, including classroom training and extended on-line case studies (“multiple-element arrangements”). Each element within the multiple-element arrangements is accounted for as a separate unit of accounting provided the following criteria are met: the delivered services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered services, delivery or performance of the undelivered service is considered probable and is substantially controlled by the Company. A deliverable has standalone value if the service is sold separately by the Company or another vendor. The Company’s revenue arrangements do not include a general right of return relative to the delivered services.

The Company treats training contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenue during the contract period when each deliverable service is provided. The Company allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by Accounting Standard Update No. 2009-13, Revenue Recognition - Multiple-Deliverable Revenue Arrangements. The Company first uses vendor-specific objective evidence (VSOE) of selling price, if it exists, otherwise the third-party evidence of selling price is used. If neither VSOE of selling price nor third-party evidence of selling price exists, the Company uses management’s best estimate of selling price for the deliverables.

Certification service revenue

The Company provides certification service to students who complete the training course and enroll for the exams. The Company is responsible for the certification service, including organization, proctoring and grading of exams. All certificates are issued by third parties to the students who pass the exam. The Company acts as the principal in providing this service and recognizes revenue on gross basis because the Company is the primary obligor in the arrangement and is responsible for fulfilling the ordered services by the students. Cash received before the students taking the exam, is recorded as deferred revenue, and subsequently recognized as certification service revenue upon completion of the certification service, which occurs when the certificates are provided to the students.

Loan referral service revenue

In 2016, pursuant to the agreements between the Company and a number of financial service providers, the Company promotes loan products of these financial service providers to its students, who need financial assistance for the payment of their tuition fees, in exchange for a referral fee at a rate of between 5% to 8% of the principal amount of the loans. The Company does not provide guarantee for the loans, which are between the financial service providers and its students. Loan referral service revenue is recognized upon the initiation of the loans.

Cost of revenues
(k)	Cost of revenues

Cost of revenues consists of payroll and employee benefits, rent expenses of learning centers, depreciation relating to property and equipment used for operating the learning centers, and other operating costs that are directly attributed to the provision of training services.

Advertising costs
(l)	Advertising costs

Advertising costs are expensed as incurred and included in selling and marketing expenses. Advertising costs were RMB102,820, RMB151,533 and RMB201,298 for the years ended December 31, 2014, 2015 and 2016, respectively.

Operating lease
(m)	Operating lease

The Company leases premises for learning centers and offices under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There are no capital improvement funding, other lease concessions or contingent rent in the lease agreements. The lease terms of the Company’s learning centers range between 1 and 10 years. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

Certain learning centers of the Company sublease a portion of the areas to certain students for their living accommodation. Income from subleases is recognized on a straight-line basis over the term of the lease and recognized as reduction of costs of revenues.

Government grant
(n)	Government grant

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s consolidated statements of comprehensive income when the grant becomes receivable. Government grants of RMB9,916, RMB5,851 and RMB3,199 were recognized and included in other income for the years ended December 31, 2014, 2015 and 2016, respectively.

Research and development expense
(o)	Research and development expense
  Research and development costs are expensed as incurred.

Employee benefits
(p)	Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 22.3% to 53.1% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of comprehensive income when the related service is provided. For the years ended December 31, 2014, 2015 and 2016, the costs of the Company’s obligations to the defined contribution plans amounted to RMB51,510, RMB69,370 and RMB85,325, respectively. The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

Income taxes
(q)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to an unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

Deferred offering costs
(r)	Deferred offering costs

Deferred offering costs consist principally of legal, printing and registration costs in connection with the IPO. Upon completion of the IPO on April 3, 2014, the deferred offering costs of RMB3,788 were recognized as a reduction of the offering proceeds.

Share based compensation
(s)	Share based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates.

Commitments and contingencies
(t)	Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Earnings per share
(u)	Earnings per share

Basic earnings per Class A and Class B ordinary share is computed by dividing net income attributable to Tarena International’s Class A and Class B ordinary shareholders by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income attributable to Tarena International’s Class A and Class B ordinary shareholders is allocated between Class A and Class B ordinary shares and other participating securities, if any, based on participating rights in undistributed earnings.

Tarena International’s Series A convertible redeemable preferred shares, Series B convertible redeemable preferred shares and Series C convertible redeemable preferred shares were participating securities since the holders of these securities participated in dividends on the same basis as Class A and Class B ordinary shareholders.

Diluted earnings per share is calculated by dividing net income attributable to Tarena International’s Class A and Class B ordinary shareholders as adjusted for the effect of dilutive Class A and Class B ordinary share equivalents, if any, by the weighted average number of Class A and Class B ordinary and dilutive Class A and Class B ordinary share equivalents outstanding during the year. Class A and Class B ordinary share equivalents include the Class A and Class B ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method) and conversion of convertible redeemable preferred shares (using the as-if-converted method). Potential dilutive securities are not included in the calculation of diluted earnings per Class A and Class B ordinary share if the impact is anti-dilutive.

Segment reporting
(v)	Segment reporting

The Company uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker for making decisions about the allocation of resources to and the assessment of the performance of the segments of the Company. Management has determined that the Company has one operating segment, which is the training segment. All of the Company’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Fair value measurements
(w)	Fair value measurements

The Company applies the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring and nonrecurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

The carrying amounts of cash, current time deposits, restricted time deposits, accounts receivable, loans to employees, accounts payable, amounts due to a related party, accrued expenses and other current liabilities as of December 31, 2015 and 2016 approximate their fair value because of short maturity of these instruments.

The carrying amounts of non-current time deposits as of December 31, 2015 and 2016 approximates their fair value since the interest rates of the time deposits did not differ significantly from the market interest rates for similar types of time deposits.

The fair values of time deposits, restricted time deposits as of December 31, 2015 and 2016 are categorized as Level 2 measurement.

Available-for-sale investment as of December 31, 2016 is valued based on the implied enterprise value indirectly observed in a recent transaction at the reporting date and is categorized as Level 2 measurement.

Recently issued accounting standards
(x)	Recently issued accounting standards

The Financial Reporting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, in May 2014. ASU 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should also disclose sufficient quantitative and qualitative information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In December 2015, the FASB issued ASU No. 2015-14, Revenue from contracts with customers, which deferred the effective date of ASU 2014-09. The new standard is effective for annual reporting periods beginning after December 15, 2017. The Company will apply the new revenue standard beginning January 1, 2018. The Company has set up an implementation team that is currently in the process of analyzing each of the Company’s revenue streams in accordance with the new revenue standard to determine the impact on the Company’s consolidated financial statements. The Company plans to continue the evaluation, analysis, and documentation of its adoption of ASU 2014-09 (including those subsequently issued updates that clarify its provisions) in 2017 as the Company works towards the implementation and finalizes its determination of the impact that the adoption will have on its consolidated financial statements.

On January 5, 2016, the FASB issued ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). This standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

On February 25, 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

On March 30, 2016, the FASB issued ASU 2016-09 (“ASU 2016-09”), Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which relates to accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification in the statement of cash flows; and (d) accounting for forfeitures of share-based payments. This standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company does not expect this standard to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard should be applied using a retrospective transition method to each period presented. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Company will evaluate the impact of adopting this standard prospectively upon any transactions of acquisitions or disposals of assets or businesses.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04, Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of a goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.